Share-Based Compensation - Additional Information (Detail) € in Millions	1 Months Ended	12 Months Ended
	Nov. 30, 2018 shares	Dec. 31, 2018 EUR (€) shares	Dec. 31, 2017 EUR (€) shares	Dec. 31, 2016 EUR (€) shares
Share Based Payment Plans [line items]
Total expense related to the potential ordinary shares | €		€ 12	€ 8	€ 6
Restricted Stock Units [member]
Share Based Payment Plans [line items]
Number of shares granted				150,000
Vesting period on the grant date		3 years
Description of vesting requirements for share-based payment arrangement				In 2016, the Company also granted 150,000 RSUs which vest in equal installments on the first two anniversaries of the grant date, subject to continued employment, of which 75,000 vested on the first anniversary in 2017 and 75,000 in 2018 on the second anniversary.
Number of RSU vested		75,000	75,000
Equity Awards Plans [member]
Share Based Payment Plans [line items]
Description of vesting requirements for share-based payment arrangement		Company Board members have been granted RSU awards annually since 2012. These RSUs vest in equal installments on the first two anniversaries of the date of grant, subject to their continued service.
Performance share units (PSUs) [member]
Share Based Payment Plans [line items]
Share based compensation, vesting period		3 years
Percentage of vesting multiplier		100.00%
PSUs granted in 2015 and 2016 [member] | Bottom of range [member]
Share Based Payment Plans [line items]
Percentage of vesting multiplier		0.00%
PSUs granted in 2015 and 2016 [member] | Top of range [member]
Share Based Payment Plans [line items]
Percentage of vesting multiplier		300.00%
PSUs granted in 2017 and 2018 [member]
Share Based Payment Plans [line items]
Share based compensation, measurement period			3 years
PSUs granted in 2017 and 2018 [member] | Bottom of range [member]
Share Based Payment Plans [line items]
Percentage of vesting			0.00%
PSUs granted in 2017 and 2018 [member] | Top of range [member]
Share Based Payment Plans [line items]
Percentage of vesting			200.00%
PSUs granted in November 2015 [member]
Share Based Payment Plans [line items]
Total Stockholders return percentage achieved		184.40%	251.10%	118.20%
Potential additional shares to be vested		187,648	366,669	47,229
Vesting date of additional shares		November 2018	November 2018	November 2018
Number of shares granted	1,231,055
PSUs granted in March 2016 [member]
Share Based Payment Plans [line items]
Total Stockholders return percentage achieved		229.90%	115.90%
PSUs granted in May 2016 [member]
Share Based Payment Plans [line items]
Total Stockholders return percentage achieved		217.20%	98.10%
PSUs granted in August 2016 [member]
Share Based Payment Plans [line items]
Total Stockholders return percentage achieved		282.20%	191.60%
PSUs granted in November 2016 [member]
Share Based Payment Plans [line items]
Total Stockholders return percentage achieved		148.70%	223.80%
PSUs granted in 2016 [member]
Share Based Payment Plans [line items]
Potential additional shares to be vested		446,022	186,059
Vesting date of additional shares		2019